Other Long-term investment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Long Term Investments [Abstract]
Fair value change related to investment	$ 0	$ 0
Equity investment without a readily determinable fair value	3,445,000		$ 1,503,000
Equity investment prepayment amount	$ 6,785,000		$ 1,000,000